10. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes
Schedule of components of income tax expense
Years ended December 31,	2018	2017	2016
Current tax expense	$98,841	$111,510	$75,634
Deferred tax (recovery) expense	(37,785)	(31,265)	8,272
Tax expense	$61,056	$80,245	$83,906

Schedule of reconciliation of statutory income tax rate

A reconciliation of the statutory income tax rate, which is a composite of Canadian federal and provincial rates, to the effective income tax rate was as follows with the comparatives figures being restated to conform with the presentation in the current year:

Year ended December 31,	2018	2017	2016
(Loss) income before tax	$(29,880)	$585,298	$376,806
Multiplied by the statutory income tax rates	26.59%	26.60%	26.61%
	(7,945)	155,689	100,268
Income tax recorded at rates different from the Canadian tax rate	(10,823)	(9,833)	(6,410)
Permanent differences	50,458	(36,241)	15,594
Effect on deferred tax balances due to changes in income tax rates	(427)	(2,120)	(140)
Effect of temporary differences not recognized as deferred tax assets	35,416	(25,789)	(27,286)
Previously unrecognized tax losses and credits	(6,110)	—	—
Other	487	(1,461)	1,880
Tax expense	$61,056	$80,245	$83,906
Effective income tax rate	(204.34)%	13.71%	22.27%

Schedule of tax effects of temporary differences between carrying amounts of assets and liabilities for accounting purposes

 The tax effects of temporary differences between the carrying amounts of assets and liabilities for accounting purposes and the amounts used for tax purposes are presented below with the comparatives figures being restated to conform with the presentation in the current year:

As at December 31,	2018	2017
Deferred tax assets
Foreign tax credits	$4,245	$8,639
Corporate interest restriction	7,176	—
Unrealized foreign exchange losses	4,488	—
Deferred revenue	20,729	1,879
Loss carry forwards	22,316	52,911
Employee benefits	8,374	10,430
Other	1,794	13
Total deferred tax assets	$69,122	$73,872

As at December 31,	2018	2017
Deferred tax liabilities
Capital assets	$(215,248)	$(244,569)
Intangible assets	(240,595)	(241,731)
Finance charges	(9,380)	(876)
Unrealized foreign exchange gains	—	(27,193)
Total deferred tax liabilities	$(465,223)	$(514,369)
Deferred tax liabilities, net	$(396,101)	$(440,497)